UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., CALIFORNIA MONEY MARKET FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2004




[LOGO OF USAA]
   USAA(R)

                     USAA CALIFORNIA
                            MONEY MARKET Fund

                               [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   SEPTEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                         2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                         5

FINANCIAL INFORMATION

    Portfolio of Investments                                      12

    Notes to Portfolio of Investments                             18

    Financial Statements                                          19

    Notes to Financial Statements                                 22

    Expense Example                                               28

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                                 IN THIS ENVIRONMENT,
[PHOTO OF CHRISTOPHER W. CLAUS]           MONEY MARKET FUNDS AND BOND FUNDS
                                           CONTINUE TO LOOK ATTRACTIVE AS
                                              LONG-TERM INVESTMENTS....

                                                          "

                                                                   October 2004
--------------------------------------------------------------------------------

Yield relief has arrived.

Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates three times, and is expected to continue raising them in a measured fashion over the coming months. Many of us have already begun to enjoy higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest). Money market fund shareholders in particular have seen an increase in current yields and we believe their yields will increase further.

However, where the Fed influences the short end of the yield curve, the market controls intermediate- and longer-term yields, which have not increased as much. As short-term yields continue to rise, the yield relationship between bonds of different maturities narrows. In other words, the yield curve "flattens."

Local and state economies continue to strengthen as evidenced by a steady improvement in tax collections. States and municipalities are now in a better position to pay off their debt and the interest on it - a critical consideration for bondholders.

Inflation remains under control for the present. One cause for concern, however, is the price of oil. If oil prices do not come down, an increase in inflation is likely. Oil is used in most segments of the economy, so a higher price for oil could translate into higher prices for a range of goods and services.

In this environment, money market funds and bond funds continue to look attractive as long-term investments, especially in comparison to certificates of deposit (CDs) and other fixed-rate alternatives. As yields rise, investors will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

 . . . C O N T I N U E D
========================--------------------------------------------------------

As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees. Along with this commitment comes the recognition our bond funds have received from industry experts. USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall three-, five-, and 10-year periods ending December 31, 2003. Lipper is a leading global provider of mutual fund information and analysis, and made the award in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

We are proud of our success and will continue to work hard on your behalf. Thank you for your continued faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall. o CDs are insured and have a fixed return.

The Lipper Best Bond Group 2004 Award is based on the Consistent Return scores of all the USAA taxable and tax-exempt bond funds. Lipper presents the award annually to one fund group in each asset class whose funds within that asset class achieved higher average Consistent Return scores than competing fund groups. A fund group's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The overall time period is an equal-weighted average of the three-year, five-year, and 10-year periods (if applicable). Lipper calculated Consistent Return scores for each fund group's funds within the fixed-income asset class, and the equal-weighted average score was used to determine the awardee. To be eligible for an asset class award, a fund group must have five distinct fund portfolios within the asset class that are three years old or older. The fund group was chosen among 97 groups. Multiple fund companies that share a common parent firm were combined for the purposes of determining eligibility and calculating an average score. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests in high-quality California tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                                9/30/04             3/31/04
--------------------------------------------------------------------------------
Net Assets                                   $438.5 Million      $466.3 Million
Net Asset Value Per Share                        $1.00                $1.00

--------------------------------------------------------------------------------
                                                9/30/04              3/31/04
--------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                         25 Days               41 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/04
--------------------------------------------------------------------------------

3/31/04 TO 9/30/04     1 YEAR     5 YEARS     10 YEARS     7-DAY YIELD
     0.34%*             0.64%      1.78%        2.52%         1.08%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Total return equals income return and assumes reinvestment of all net investment income dividends and realized capital gain distributions. The total returns quoted do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 7-DAY YIELD COMPARISON

            [CHART OF 7-DAY YIELD COMPARISON]

                    USAA CALIFORNIA
                     MONEY MARKET          IMONEYNET
                         FUND               AVERAGE
                    ---------------        ---------
 9/29/2003               0.67%                0.47%
10/27/2003               0.59                 0.40
11/24/2003               0.70                 0.51
12/29/2003               0.73                 0.58
 1/26/2004               0.52                 0.40
 2/23/2004               0.54                 0.39
 3/29/2004               0.56                 0.44
 4/26/2004               0.64                 0.49
 5/24/2004               0.62                 0.49
 6/28/2004               0.62                 0.50
 7/26/2004               0.61                 0.50
 8/30/2004               0.84                 0.72
 9/27/2004               1.02                 0.85

                      [END CHART]

                    DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/27/04.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. All State Specific California SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]            REGINA G. SHAFER, CFA
                                       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO SEPTEMBER 30, 2004?

                 The USAA California Money Market Fund performed well for the six months ending September 30, 2004. For that time period, the Fund ranked 17 out of 70 California tax-exempt money market funds, according to iMoneyNet, Inc. The Fund had a return of 0.34%, compared to the average return for the category of 0.28%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The Federal Reserve Board raised short-term interest rates three times during the period. After a year at 1%, the federal funds rate (the rate charged to banks for overnight loans) now stands at 1.75%. The yield on one-year tax-exempt notes rose from 1.04% at the beginning of the period to 1.66% by September 30, as measured by the Bond Buyer One-Year Note Index. The Bond Market Association (BMA) Municipal Swap Index increased from 1.03% to 1.69% by the end of the period.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS: CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

                 THE BMA MUNICIPAL SWAP INDEX MEASURES THE YIELD ON SEVEN-DAY VARIABLE-RATE DEMAND NOTES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We continue to hold the majority of the Fund in variable-rate demand notes (VRDNs), which possess a demand feature that allows the owner to sell the bonds back to the issuer at par (100% of face value) with a notice of seven days or less. Because they reset frequently, VRDNs react very quickly to changes in short-term interest rates.

                 The Fund has also purchased notes and commercial paper with a wide range of maturity dates to stabilize the yield and protect against unanticipated swings in short-term interest rates. We also continue to rely on a seasoned team of credit analysts to evaluate each holding of the Fund.

WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

                 Since our last report, the state received a round of upgrades, leaving California's general obligation bonds rated A3 (Moody's Investors Service), A (Standard & Poor's Ratings), and A- (Fitch Ratings). Even though it continues to face a structural deficit, California benefited from voter approval of Proposition 57 (The Economic Recovery Bond Act) in March 2004, budget approval in July 2004, and an improving economy.

WHAT IS THE OUTLOOK?

                 We believe that short-term rates will likely continue to rise at a measured pace into 2005. We plan to maintain our income orientation, using any spikes in short-term rates as opportunities to produce more tax-exempt income for our shareholders.

                 We appreciate your trust and will continue to work hard on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
----------------------------------------------

Hospital                               16.6%

General Obligation                     15.7%

Appropriated Debt                      15.3%

Multifamily Housing                    10.4%

Water/Sewer Utility                     8.6%

Community Service                       8.1%

Special Assessment/Tax/Fee              6.4%

Education                               4.8%

Sales Tax                               3.5%

Buildings                               1.9%
----------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                   PORTFOLIO MIX
                      9/30/04

            [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                        84.2%
Fixed-Rate Instruments                            13.7%
Put Bonds                                          1.9%

                    [END CHART]

          PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         CUMULATIVE PERFORMANCE OF $10,000

   [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                                        USAA CALIFORNIA
                                       MONEY MARKET FUND
                                       -----------------
09/30/94                                   $10,000
10/31/94                                    10,024
11/30/94                                    10,050
12/31/94                                    10,080
01/31/95                                    10,108
02/28/95                                    10,136
03/31/95                                    10,167
04/30/95                                    10,197
05/31/95                                    10,233
06/30/95                                    10,263
07/31/95                                    10,293
08/31/95                                    10,323
09/30/95                                    10,353
10/31/95                                    10,385
11/30/95                                    10,416
12/31/95                                    10,447
01/31/96                                    10,478
02/29/96                                    10,505
03/31/96                                    10,531
04/30/96                                    10,561
05/31/96                                    10,592
06/30/96                                    10,617
07/31/96                                    10,644
08/31/96                                    10,673
09/30/96                                    10,702
10/31/96                                    10,731
11/30/96                                    10,757
12/31/96                                    10,788
01/31/97                                    10,817
02/28/97                                    10,843
03/31/97                                    10,871
04/30/97                                    10,902
05/31/97                                    10,933
06/30/97                                    10,966
07/31/97                                    10,996
08/31/97                                    11,023
09/30/97                                    11,055
10/31/97                                    11,086
11/30/97                                    11,116
12/31/97                                    11,150
01/31/98                                    11,179
02/28/98                                    11,206
03/31/98                                    11,235
04/30/98                                    11,268
05/31/98                                    11,300
06/30/98                                    11,333
07/31/98                                    11,362
08/31/98                                    11,390
09/30/98                                    11,419
10/31/98                                    11,447
11/30/98                                    11,475
12/31/98                                    11,503
01/31/99                                    11,528
02/28/99                                    11,548
03/31/99                                    11,575
04/30/99                                    11,601
05/31/99                                    11,629
06/30/99                                    11,658
07/31/99                                    11,683
08/31/99                                    11,710
09/30/99                                    11,737
10/31/99                                    11,763
11/30/99                                    11,796
12/31/99                                    11,827
01/31/00                                    11,854
02/29/00                                    11,878
03/31/00                                    11,907
04/30/00                                    11,936
05/31/00                                    11,979
06/30/00                                    12,014
07/31/00                                    12,048
08/31/00                                    12,083
09/30/00                                    12,115
10/31/00                                    12,151
11/30/00                                    12,189
12/31/00                                    12,222
01/31/01                                    12,250
02/28/01                                    12,277
03/31/01                                    12,302
04/30/01                                    12,338
05/31/01                                    12,370
06/30/01                                    12,395
07/31/01                                    12,422
08/31/01                                    12,444
09/30/01                                    12,463
10/31/01                                    12,485
11/30/01                                    12,503
12/31/01                                    12,517
01/31/02                                    12,529
02/28/02                                    12,540
03/31/02                                    12,552
04/30/02                                    12,565
05/31/02                                    12,580
06/30/02                                    12,591
07/31/02                                    12,602
08/31/02                                    12,615
09/30/02                                    12,627
10/31/02                                    12,642
11/30/02                                    12,656
12/31/02                                    12,667
01/31/03                                    12,676
02/28/03                                    12,685
03/31/03                                    12,694
04/30/03                                    12,704
05/31/03                                    12,715
06/30/03                                    12,722
07/31/03                                    12,727
08/31/03                                    12,732
09/30/03                                    12,738
10/31/03                                    12,745
11/30/03                                    12,752
12/31/03                                    12,759
01/31/04                                    12,765
02/29/04                                    12,770
03/31/04                                    12,776
04/30/04                                    12,783
05/31/04                                    12,789
06/30/04                                    12,795
07/31/04                                    12,802
08/31/04                                    12,810
09/30/04                                    12,820

                       [END CHART]

                    DATA FROM 9/30/94 THROUGH 9/30/04.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

                 Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on their reinvested net investment income dividends and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: ABN-AMRO Bank, N.V., Dexia Credit Local, Goldman Sachs Group Inc., JPMorgan Chase Bank, or Wachovia Bank N.A.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies:
                 California State Teachers' Retirement System or Fannie Mae.

         (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP     Certificate of Participation

         CP      Commercial Paper

         GO      General Obligation

         MERLOT  Municipal Exempt Receipts - Liquidity Optional Tender

         MFH     Multifamily Housing

         MLO     Municipal Lease Obligation

         RAN     Revenue Anticipation Note

         RB      Revenue Bond

         TOC     Tender Option Certificate

         TRAN    Tax Revenue Anticipation Note

         USD     Unified School District

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (84.2%)

             CALIFORNIA (82.0%)
  $ 5,400    Alameda Contra Costa Schools Financing
               Auth. COP (MLO), Series B
               (LOC - Bank of Nova Scotia)                        1.73%       7/01/2023       $  5,400
    2,885    Apple Valley COP (MLO), Series 2001
               (LOC - Allied Irish Banks plc)                     1.74        9/01/2015          2,885
      100    Association of Bay Area Governments
               Finance Auth. RB, Series 2002 (LOC - Allied
               Irish Banks plc, Bank of New York)                 1.72       11/15/2031            100
    9,585    Beaumont Utility Auth. RB,
               Series 2001A (NBGA)                                1.78        9/01/2041          9,585
   11,000    Corona MFH RB, Series 1985B (NBGA)(a)                1.70        2/01/2023         11,000
    1,885    Duarte COP (MLO), Series A (NBGA)                    2.00        7/01/2022          1,885
    3,900    Fremont COP (MLO), Series 1991
               (LOC - KBC Bank N.V.)                              1.75        8/01/2022          3,900
   11,220    Golden State Tobacco Securitization
               Corp. Enhanced Tobacco Settlement
               Bonds, Series 2003B, TOCs Trust
               Series 2004-B (LIQ)(INS)(a)                        1.76        6/08/2028         11,220
    5,055    Hacienda La Puente USD COP (MLO)
               (LOC - Union Bank of California)                   2.08       10/01/2009          5,055
      570    Hanford 1997 COP (MLO)
               (LOC - Union Bank of California)                   1.98        3/01/2008            570
    5,455    Hanford Sewer System RB, Series 1996A
               (LOC - Union Bank of California)                   1.98        4/01/2023          5,455
    8,000    Health Facilities Financing Auth. RB,
               Series 1994                                        1.70       10/01/2024          8,000
             Infrastructure and Economic Development
               Bank RB,
    6,100      Series 2001 (LOC - Allied Irish Banks plc)         1.74       10/01/2027          6,100
    7,000      Series 2002 (LIQ)(INS)                             1.71        7/01/2032          7,000
   25,915    Irvine Public Facilities and
               Infrastructure Auth. RB (MLO), Series 1985
               (LOC - Bayerische Hypovereinsbank AG)              1.72       11/01/2010         25,915
    3,290    Lemoore COP (MLO), Series 1995
               (LOC - Union Bank of California)                   2.70       11/01/2020          3,290
    8,775    Loma Linda Water RB, Series 1995
               (LOC - Union Bank of California)                   1.98        6/01/2025          8,775

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
  $12,905    Long Beach Health Facility RB, Series 1991           1.70%      10/01/2016       $ 12,905
   15,000    Long Beach USD GO, 1999 Series F, ABN AMRO
               MuniTops Certificates Trust,
               Series 2004-34 (LIQ)(INS)(a)                       1.71        2/01/2011         15,000
   20,480    Los Angeles Senior COP (MLO)
               Series 2000, MERLOT,
               Series 2000 NN (LIQ)(INS)(a)                       1.91       11/01/2031         20,480
    3,900    Monrovia Redevelopment Agency COP,
               Series 1984 (NBGA)                                 1.50       12/01/2014          3,900
    8,115    Moreno Valley COP (MLO),
               Series 1997 (NBGA)                                 1.72        6/01/2027          8,115
    2,260    Novato MFH RB, Series 2002
               (LOC - Bank of the West)                           1.73       10/01/2032          2,260
    3,000    Oakland RB, Series 1999A, MERLOT,
               Series 2000M (LIQ)(INS)(a)                         1.71        1/01/2029          3,000
    8,900    Riverside County COP (MLO), Series 1985A
               (LOC - State Street Bank & Trust Co.)              1.60       12/01/2015          8,900
    1,400    San Diego County COP (LOC - Comerica
               Bank, N.A.)                                        1.78        1/01/2023          1,400
    6,825    San Diego County COP (LOC - Comerica
               Bank, N.A.)                                        1.72       12/01/2028          6,825
             San Francisco Redevelopment Agency MFH
               Refunding RB,
    5,800      Issue A-1 (LOC - Credit Suisse First
               Boston, Inc.)                                      1.71       12/01/2017          5,800
   16,500      Issue B-1 (LOC - Credit Suisse First
               Boston, Inc.)                                      1.71       12/01/2017         16,500
             Santa Clara County El Camino Hospital
               District Hospital Facilities Auth. RB (MLO),
    1,200      Series A (LOC - State Street Bank &
               Trust Co.)                                         1.63        8/01/2015          1,200
    8,325      Series B (LOC - State Street Bank &
               Trust Co.)                                         1.63        8/01/2015          8,325
   16,800    State Department of Water Resources RB,
               Series 2002C-7 (LIQ)(INS)                          1.73        5/01/2022         16,800
   15,500    State Economic Recovery Bonds,
               Series 2004C-16 (LIQ)(INS)                         1.70        7/01/2023         15,500
    4,300    State Educational Facilities Auth. RB,
               Series 1998A (LOC - Allied Irish Banks plc)        1.71       12/01/2028          4,300

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             State GO,
  $ 5,000      Series 2003C-3 (LOC - Bank of America N.A.,
               Bank of Nova Scotia, Landesbank
               Hessen-Thuringen)                                  1.70%       5/01/2033       $  5,000
   10,000      Series 2003C-4 (LOC - Bank of America N.A.,
               Bank of Nova Scotia, Landesbank
               Hessen-Thuringen)                                  1.70        5/01/2033         10,000
    6,400    State Pollution Control Financing Auth. RB,
               Series 1996E (LOC - Bank One,
               N.A., Chicago)                                     1.70       11/01/2026          6,400
    3,200    Statewide Communities Development Auth. COP,
               Series 1998 (LOC - SunTrust Bank)                  1.79        6/01/2013          3,200
             Statewide Communities Development Auth. RB,
    8,500      Series 2001A (LOC - U.S. Bank N.A.)                1.72       10/01/2031          8,500
   13,000      Series 2002B                                       1.73       11/01/2030         13,000
   18,000    Torrance Hospital RB, Series 1992
               (LOC - JPMorgan Chase & Co.)                       1.71        2/01/2022         18,000
    9,890    Vallejo Housing Auth. MFH Mortgage RB,
               Series 1985A (LOC - Bank of America N.A.)          1.68        6/01/2007          9,890
             West Covina Public Financing Auth.
               Lease RB (MLO),
    8,165      Series 2004A (LOC - Union Bank of
               California)                                        1.98        5/01/2034          8,165
    5,335      Series 2004B (LOC - Union Bank of
               California)                                        1.98        5/01/2034          5,335
    4,565    West Hollywood Public Facilities Corp.
               COP (MLO), Series 1998 (LOC - Union
               Bank of California)                                1.98        2/01/2025          4,565

             PUERTO RICO (2.2%)
    9,910    Commonwealth Public Improvement Bonds
               of 2000 GO, MERLOT, Series 2000EE
               (LIQ)(INS)(a)                                      1.71        7/01/2029          9,910
                                                                                              --------
             Total variable-rate demand notes (cost: $369,310)                                 369,310
                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             PUT BONDS (1.9%)

             CALIFORNIA
             Statewide Communities Development Auth. RB,
  $ 5,500      Series 2001A                                       1.25%       8/01/2031       $  5,500
    2,900      Series 2001B                                       1.75        8/01/2031          2,900
                                                                                              --------
             Total put bonds (cost: $8,400)                                                      8,400
                                                                                              --------
             FIXED-RATE INSTRUMENTS (13.7%)

             CALIFORNIA (12.5%)
   13,750    Los Angeles Wastewater System CP
               Revenue Notes                                      1.50        1/14/2005         13,750
   18,700    San Ramon Valley USD 2003-04 TRAN                    1.10       11/17/2004         18,700
    3,450    School Project For Utility Rate
               Reduction 2003 RAN                                 1.09       10/08/2004          3,450
    4,200    School Project For Utility Rate
               Reduction 2004 RAN                                 1.69        9/15/2005          4,200
    4,535    Southeast Resource Recovery Facility
               Auth. Lease RB (MLO), Series 2003A (INS)           2.00       12/01/2004          4,541
   10,000    Ventura County 2004-05 TRAN                          3.00        7/01/2005         10,103

             PUERTO RICO (1.2%)
    5,000    Government Development Bank CP                       1.20       12/09/2004          5,000
                                                                                              --------
             Total fixed-rate instruments (cost: $59,744)                                       59,744
                                                                                              --------
             TOTAL INVESTMENTS (COST: $437,454)                                               $437,454
                                                                                              ========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at September 30, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
  Investments in securities (valued at amortized cost)                   $  437,454
  Cash                                                                           72
  Receivables:
     Capital shares sold                                                        991
     Interest                                                                 1,017
                                                                         ----------
        Total assets                                                        439,534
                                                                         ----------
LIABILITIES
  Payables:
     Capital shares redeemed                                                    890
     Dividends on capital shares                                                 18
  Accrued management fees                                                       114
  Other accrued expenses and payables                                            33
                                                                         ----------
        Total liabilities                                                     1,055
                                                                         ----------
           Net assets applicable to capital shares outstanding           $  438,479
                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $  438,482
  Accumulated net realized loss on investments                                   (3)
                                                                         ----------
           Net assets applicable to capital shares outstanding           $  438,479
                                                                         ==========
  Capital shares outstanding                                                438,479
                                                                         ==========
  Authorized shares of $.01 par value                                     2,435,000
                                                                         ==========
  Net asset value, redemption price, and offering price per share        $     1.00
                                                                         ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                    $2,667
                                                                      ------
EXPENSES
   Management fees                                                       706
   Administrative and servicing fees                                     225
   Transfer agent's fees                                                  88
   Custody and accounting fees                                            57
   Postage                                                                11
   Shareholder reporting fees                                              8
   Directors' fees                                                         4
   Professional fees                                                      25
   Other                                                                  10
                                                                      ------
      Total expenses                                                   1,134
   Expenses paid indirectly                                               (1)
                                                                      ------
      Net expenses                                                     1,133
                                                                      ------
NET INVESTMENT INCOME                                                 $1,534
                                                                      ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2004

                                                               9/30/2004     3/31/2004
                                                               -----------------------
FROM OPERATIONS
   Net investment income                                       $   1,534     $   3,092
   Net realized gain on investments                                    -             8
                                                               -----------------------
      Increase in net assets resulting from operations             1,534         3,100
                                                               -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (1,542)       (3,092)
                                                               -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     166,010       401,787
   Dividend reinvestments                                          1,465         2,927
   Cost of shares redeemed                                      (195,275)     (421,020)
                                                               -----------------------
      Decrease in net assets from
          capital share transactions                             (27,800)      (16,306)
                                                               -----------------------
   Net decrease in net assets                                    (27,808)      (16,298)

NET ASSETS
   Beginning of period                                           466,287       482,585
                                                               -----------------------
   End of period                                               $ 438,479     $ 466,287
                                                               =======================
Accumulated undistributed net investment income:
   End of period                                               $       -     $       8
                                                               =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   166,010       401,787
   Shares issued for dividends reinvested                          1,465         2,927
   Shares redeemed                                              (195,275)     (421,020)
                                                               -----------------------
      Decrease in shares outstanding                             (27,800)      (16,306)
                                                               =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA California Money Market Fund (the Fund). The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

              A. Security valuation - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the Investment Company Act of
                    1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

              C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. Securities purchased on a when-issued basis - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of September 30, 2004.

              E. Expenses paid indirectly - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $1,000.

              F. Indemnifications - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. Use of estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended September 30, 2004, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. Management fees - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 September 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $706,000, resulting in an effective management fee of 0.31% of the Fund's average net assets.

              B. Administrative and servicing fees - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $225,000.

              C. Transfer agent's fees - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $88,000.

              D. Underwriting services - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                   PERIOD ENDED
                                   SEPTEMBER 30,                           YEAR ENDED MARCH 31,
                                   -------------------------------------------------------------------------------------
                                       2004             2004           2003           2002            2001          2000
                                   -------------------------------------------------------------------------------------
Net asset value at beginning
   of period                       $   1.00         $   1.00       $   1.00       $   1.00        $   1.00      $   1.00
                                   -------------------------------------------------------------------------------------
Income from investment
   operations:
Net investment income                   .00(c)           .01            .01            .02             .03           .03
Net realized and unrealized
   gain (loss)                            -              .00(c)           -              -               -             -
                                   -------------------------------------------------------------------------------------
Total from investment operations        .00(c)           .01            .01            .02             .03           .03
                                   -------------------------------------------------------------------------------------
Less distributions:
   From net investment income          (.00)(c)         (.01)          (.01)          (.02)           (.03)         (.03)
                                   -------------------------------------------------------------------------------------
Net asset value at end of period   $   1.00         $   1.00       $   1.00       $   1.00        $   1.00      $   1.00
                                   =====================================================================================
Total return (%)*                       .34              .64           1.13           2.03            3.32          2.86
Net assets at end of period (000)  $438,479         $466,287       $482,585       $487,791        $445,247      $425,235
Ratio of expenses to
   average net assets (%)**             .50(a,b)         .50(b)         .50(b)         .48(b)          .42(b)        .41(b)
Ratio of net investment
   income to average
   net assets (%)**                     .68(a)           .64           1.12           1.98            3.26          2.83

 * Assumes reinvestment of all net investment income distributions during the period.
** For the six-month period ended September 30, 2004, average net assets were $448,453,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.
(c) Represents less than $0.01 per share.

28

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2004, through September 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING             ENDING                 DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE             APRIL 1, 2004 -
                                      APRIL 1, 2004      SEPTEMBER 30, 2004        SEPTEMBER 30, 2004
                                      ---------------------------------------------------------------
Actual                                  $1,000.00             $1,003.40                  $2.53

Hypothetical
  (5% return before expenses)            1,000.00              1,022.54                   2.55

        *Expenses are equal to the Fund's annualized expense ratio of 0.50%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.34% for the six-month period of April 1, 2004, to September 30, 2004.

30

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36

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank & Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q WILL BE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39602-1104                                   (C)2004, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.